UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.0% (2.7% of Total Investments)
$ 2,505	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,567,199
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 20.7% (13.7% of Total Investments)
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	1,690,716
	University System, Series 2002D-2, 5.000%, 11/01/21 – FSA Insured
1,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/15 at 100.00	AAA	1,851,844
	University System, Series 2005H, 5.000%, 11/01/17 – FSA Insured
285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series	1/15 at 100.00	Aaa	309,462
	2004D, 5.000%, 7/01/15 – MBIA Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	451,504
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University	11/07 at 101.00	AAA	347,740
	System, Series 1997B, 5.250%, 11/01/17 – AMBAC Insured
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	AAA	3,306,615
	Series 2001G, 5.000%, 7/01/21 – AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	AA	818,040
	Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,561,740
	Series 2002W, 5.125%, 7/01/27
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 – MBIA	2/13 at 100.00	AAA	1,183,204
	Insured
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/13 – MBIA	No Opt. Call	AAA	1,082,900
	Insured
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 –	11/12 at 101.00	AAA	544,320
	FGIC Insured

12,265	Total Education and Civic Organizations			13,148,085

	Health Care – 2.9% (1.9% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	540,540
	Series 2002B, 5.500%, 7/01/21 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,	7/15 at 100.00	Aa3	843,928
	Series 2005B, 5.000%, 7/01/20 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special
	Care, Series 1997B:
135	5.375%, 7/01/17	7/07 at 102.00	BB+	135,398
95	5.500%, 7/01/27	7/07 at 102.00	BB+	95,179
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	209,284
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured

1,730	Total Health Care			1,824,329

	Housing/Multifamily – 1.2% (0.8% of Total Investments)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	12/28 at 100.00	A–	760,260
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

	Housing/Single Family – 1.4% (0.9% of Total Investments)
	Connecticut Housing Finance Authority, Subordinate Lien Single Family Housing Mortgage Finance
	Program Bonds, Series 2006A-1:
435	4.700%, 11/15/26 (WI/DD, Settling 3/02/06) (Alternative Minimum Tax)	11/15 at 100.00	AAA	437,162
465	4.800%, 11/15/31 (WI/DD, Settling 3/02/06) (Alternative Minimum Tax)	11/15 at 100.00	AAA	467,302

900	Total Housing/Single Family			904,464

	Industrials – 3.3% (2.2% of Total Investments)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	2,070,240
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 12.2% (8.1% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	532,590
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
600	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/07 at 102.00	BBB–	617,712
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 – RAAI Insured	8/12 at 101.00	AA	684,749
1,000	4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	AA	1,007,770
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families
	and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	AAA	458,320
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	AAA	506,284
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	AAA	275,215
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	AAA	1,047,140
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	AAA	1,062,340
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	AAA	1,576,275

7,415	Total Long-Term Care			7,768,395

	Tax Obligation/General – 37.7% (24.9% of Total Investments)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 – FGIC Insured	11/12 at 100.00	Aaa	560,375
525	5.000%, 11/01/19 – FGIC Insured	11/12 at 100.00	Aaa	560,375
525	5.000%, 11/01/20 – FGIC Insured	11/12 at 100.00	Aaa	560,375
525	5.000%, 11/01/21 – FGIC Insured	11/12 at 100.00	Aaa	558,721
525	5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	Aaa	558,721
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 – FSA Insured	9/13 at 100.00	AAA	542,460
1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 – MBIA Insured	No Opt. Call	AAA	1,101,810
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/15/21	4/12 at 100.00	AA	1,060,210
2,500	Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21	11/12 at 100.00	AA	2,723,975
545	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AAA	592,371
1,200	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24 (WI/DD, Settling 3/09/06)	12/16 at 100.00	AA	1,262,616
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	485,226
1,000	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 – MBIA Insured	No Opt. Call	AAA	1,096,580
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
600	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	645,978
400	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	403,528
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	974,862
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	926,370
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	516,400
1,405	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	AAA	1,521,264
	Insured
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.250%, 12/15/14	12/11 at 101.00	Aa3	514,705
500	4.375%, 12/15/15	12/11 at 101.00	Aa3	516,965
500	4.375%, 12/15/16	12/11 at 101.00	Aa3	516,025
500	4.500%, 12/15/17	12/11 at 101.00	Aa3	517,885
500	4.625%, 12/15/18	12/11 at 101.00	Aa3	520,675
500	4.625%, 12/15/19	12/11 at 101.00	Aa3	518,865
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	525,635
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	524,720
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	533,710
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – FSA Insured	2/12 at 100.00	AAA	1,378,245
630	4.125%, 2/15/20 – FSA Insured	2/12 at 100.00	AAA	633,969
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	548,045

22,580	Total Tax Obligation/General			23,901,661

	Tax Obligation/Limited – 19.4% (12.8% of Total Investments)
1,245	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	1,332,972
60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA–	66,962
	6.125%, 9/01/12
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AAA	3,010,016
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AAA	1,067,310
1,000	5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AAA	1,064,430
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	531,095
	5.000%, 1/01/23 – FGIC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series
	2002G:
890	5.250%, 7/01/17	7/12 at 100.00	BBB	941,753
1,000	5.250%, 7/01/20	7/12 at 100.00	BBB	1,059,580
1,045	5.250%, 7/01/21	7/12 at 100.00	BBB	1,107,261
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,135,826
	5.125%, 6/01/24 – AMBAC Insured
195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB–	207,747
	5.500%, 8/01/29
750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	BBB	780,128
	Loan Note, Series 1998A, 5.500%, 10/01/22

11,505	Total Tax Obligation/Limited			12,305,080

	Transportation – 0.8% (0.4% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AAA	465,983
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 23.2% (15.3% of Total Investments) (4)
3,510	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded	8/11 at 100.00	AAA	3,825,546
	8/15/11) – FGIC Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	1,082,490
	University System, Series 2003E, 5.000%, 11/01/15 (Pre-refunded 11/01/12) – FGIC Insured
400	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001A,	10/11 at 100.00	AAA	425,040
	4.800%, 10/01/18 (Pre-refunded 10/01/11) – FSA Insured
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	550,340
	5.375%, 7/01/18 (Pre-refunded 7/01/12) – FSA Insured
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	AAA	43,674
	Insured (ETM)
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,252,030
	5.500%, 10/01/40 (ETM)
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A,	1/08 at 101.00	AAA	2,077,740
	5.000%, 7/01/28 (Pre-refunded 1/01/08) – AMBAC Insured
570	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	Aaa	626,413
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
1,410	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1998B, 5.000%,	7/08 at 101.00	AAA	1,474,479
	7/01/24 (Pre-refunded 7/01/08) – MBIA Insured
1,220	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17	4/12 at 100.00	AA (4)	1,339,218
	(Pre-refunded 4/01/12)

13,650	Total U.S. Guaranteed			14,696,970

	Utilities – 8.4% (5.6% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	763,610
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
1,000	5.500%, 1/01/14 (Alternative Minimum Tax)	7/06 at 100.00	BBB	1,006,900
305	5.500%, 1/01/20 (Alternative Minimum Tax)	7/06 at 100.00	BBB	305,433
3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	3,256,912
	FSA Insured

5,075	Total Utilities			5,332,855

	Water and Sewer – 16.0% (10.6% of Total Investments)
765	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic	9/06 at 102.00	A	786,550
	Company, Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,278,627
2,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	2,160,500
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
770	5.000%, 11/15/16 – MBIA Insured	11/15 at 100.00	AAA	839,131
480	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	511,723
640	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	679,142
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	248,497
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	2,192,065
1,140	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	1,198,733
250	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	262,795
	2003A, 5.000%, 11/15/32

9,510	Total Water and Sewer			10,157,763

$ 90,300	Total Long-Term Investments (cost $93,325,941) – 151.2%			95,903,284

	Short-Term Investments – 0.2% (0.1% of Total Investments)
100	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	100,000
	Obligations, Series 1985, 3.060%, 12/01/15 – MBIA Insured (5)

$ 100	Total Short-Term Investments (cost $100,000)			100,000

	Total Investments (cost $93,425,941) – 151.4%			96,003,284

	Other Assets Less Liabilities – (0.9)%			(579,833)

	Preferred Shares, at Liquidation Value – (50.5)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$63,423,451

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $93,826,480.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$2,811,024
Depreciation	(634,220)

Net unrealized appreciation (depreciation) of investments	$2,176,804

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.